Related Party Debt	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Related Party Debt
Related Party Debt

Note 6. Related Party Debt

The Company’s related party debt consisted of (in thousands):

	March 31, 2026	December 31, 2025
Related Party Debt, current:
Network Service Agreements, current	$778	$804
Network Service Agreements, net of current	446	506
Related Party Debt total	$1,224	$1,310

Network Service Agreements

The Company has entered into a certain network service agreement (the “Network Service Agreements” or the “NSAs”) with various customers, pursuant to which the Company will perform or has performed the design, installation, and management of a telecommunications network for the customer in financed project amounts ranging from $50 thousand to $550 thousand (the “Project Financing”). During the three months ended March 31, 2026 and 2025, the Company did not enter into any NSAs. The Company notes $0.5 million of the amount financed during 2024 relates to the sales-type lease (see Note 5). As of March 31, 2026 and December 31, 2025, the NSAs had aggregate carrying balances of approximately $1.2 million and $1.3 million, respectively. Repayments on the NSAs are made monthly and range from $21 thousand to $28 thousand.

As part of each Project Financing, the Company sold an undivided interest in the NSA, to Endurance Opportunities, and interest shall accrue at a rate of 16.5% per annum, with respect to any payments owed to Endurance Opportunities by the Company, or advances owed to Endurance Opportunities by the Company, not made when due. In exchange, for the financing, the Company and Endurance Opportunities have entered into various participation and agency agreements (the “Participation and Agency Agreements), whereby Endurance Opportunities is granted an undivided participation interest entitling Endurance Opportunities to receive payments in relation to each respective NSA. At any time the Participation and Agency Agreement is outstanding, the Company shall have the right to repurchase Endurance’s interest at par value, with par meaning all outstanding principal, unpaid interest, and fees. If Endurance Opportunities’ interest under these Participation and Agency Agreements remains outstanding twenty four (24) months after the service activation date under each respective NSA, Endurance Opportunities shall have the option to require repurchase by the Company of Endurance Opportunities’ interest, at par value. As a result at March 31, 2026, certain of the network financing arrangements are fully classified as current due to this provision. Interest expense related to these network service agreements are presented net of interest income received from network financing receivables, which accrues interest income at the same rate as the NSAs.

Endurance Loan (April 1, 2024)

On April 1, 2024 the Company entered into a fixed rate loan agreement (the “Endurance Loan”) with Endurance Opportunities I LLC (“Endurance Opportunities”), a related party controlled by Endurance Financial LLC (‘Endurance Financial’), which is an entity controlled by certain of the Company’s directors and members of management. Under the agreement, Endurance Opportunities loaned $1.0 million to the Company in exchange for the Endurance Loan. The Endurance Loan had a maturity date of May 1, 2029 and bore interest at 18.0%, compounded annually. Monthly payments were required under the Endurance Loan of $15 thousand through October 2024 and $19 thousand, thereafter through maturity. For the three months ended March 31, 2026 and 2025, the Company incurred $0 thousand, and $26 thousand of interest expense, respectively, which is recognized in interest expense in the unaudited condensed statements of operations. In connection with the Offering, the Endurance Loan was fully settled prior to December 31, 2025.

Endurance Business Loan (November 12, 2024)

On November 12, 2024, the Company entered into a fixed rate loan agreement (the “Endurance Business Loan”) with Endurance Opportunities, a related party, where Endurance Opportunities loaned $0.3 million to the Company. The Endurance Business Loan had a maturity date of May 2026 and bore interest at 16.5% per year. As of March 31, 2026 and March 31, 2025, the Company incurred $0 thousand and $10 thousand of interest expense, respectively, which is recognized in interest expense in the unaudited condensed statements of operations. In connection with the Offering, the Endurance Business Loan was fully settled prior to December 31, 2025.

Endurance Promissory Note (March 1, 2025)

On March 1, 2025, the Company entered into a fixed rate loan agreement (the “Endurance Promissory Note”) with Endurance Financial, where Endurance Financial loaned $0.5 million to the Company. The Endurance Promissory Note had a maturity date of eighteen months and bore interest at 16.5%. Quarterly payments of interest were required with outstanding principal amount of the loan due on the maturity date. For the three months ended March 31, 2026 and 2025 the Company incurred $0 thousand and $7 thousand, respectively, of interest expense which is recognized in interest expense in the unaudited condensed statements of operations. In connection with the Offering, the Endurance Promissory Note was fully settled prior to December 31, 2025.

Second Endurance Promissory Note (March 25, 2025)

On March 25, 2025, the Company entered into a fixed rate loan agreement (the “Second Endurance Promissory Note”) with Endurance Financial, where Endurance Financial loaned $0.5 million to the Company. The Second Endurance Promissory Note had a maturity date of ninety days and bore interest at 16.5%. Monthly payments of interest were required with outstanding principal amount of the loan due on the maturity date. For the three months ended March 31, 2025, the Company incurred $2 thousand of interest expense, which is recognized in interest expense in the unaudited condensed statements of operations. On July 7, 2025, the Second Endurance Promissory Note was modified to extend the term of the note an additional 90 days, to September 25, 2025. All other provisions of the loan remained the same. The debt modification was deemed not substantive and was accounted for as a debt modification. On September 24, 2025, the Second Endurance Promissory Note was modified to extend the term of the note to October 31, 2025. All other provisions of the previously modified loan remain the same. The debt modification was deemed not substantive and was accounted for as a debt modification. In connection with the Offering, the Second Endurance Promissory Note was fully settled prior to December 31, 2025.

As of March 31, 2026 the future minimum principal payments on all related party debt, excluding accrued interest amounts, were as follows (in thousands):

Future Minimum Principal
Years ending December 31:	Payments

2026 (remainder)	$256
2027	341
2028	341
2029	242
2030	44
Total future payments	$1,224

Note 6. Related Party Debt

The Company’s related party debt consisted of (in thousands):

	For the years ended December 31,
	2025	2024
Related Party Debt, current:
Endurance Loan	$—	$222
Motherlode Promissory Note	196	185
Network Service Agreements	804	288
Related Party Debt, current	$1,000	$695

Related Party Debt, net of current
Endurance Loan	—	741
Motherlode Promissory Note	$490	$683
Network Service Agreements	506	1,051
Endurance Business Loan	—	250
Related Party Debt, net of current	$996	$2,725

Apogee Telecom Promissory Note (December 6, 2019)

On December 6, 2019 the Company entered into a promissory note (the “Apogee Promissory Note”) with Apogee Telecom, Inc., a Texas Corporation (“Apogee”), a related company connected from a board member and shareholder of the Company, where Apogee loaned $0.8 million, to the Company in exchange for the Apogee Promissory Note. The Apogee Promissory Note had a maturity date of November 30, 2026 and bears interest at 10.0%, compounded annually. No principal or interest payments were due until December 31, 2021, at which point principal and interest were paid in equal monthly installments of $19 thousand. As part of a stock repurchase agreement, this was paid off in its entirety on April 12, 2024 (see Note 8). As of December 31, 2025 and 2024, the Apogee Promissory Note had no remaining balance. During the years ended December 31, 2025 and 2024, the Company incurred no interest expense. Subsequent to April 12, 2024, Apogee is no longer a related party of the Company.

Apogee Telecom Installment Payment Agreement (February 28, 2023)

On February 28, 2023, the Company entered into an installment payment agreement (the “Apogee Installment Payment Agreement”) with Apogee, whereas Apogee provided hardware and peripheral equipment related to the Company’s primary services. Per the Apogee Installment Payment Agreement the Company owed a principal balance of $0.4 million, which was to be paid in installments over a term of twenty three months. The Apogee Installment Payment Agreement had a maturity date of December 31, 2024, and bore interest at 12.0%, compounded annually. As of December 31, 2025 and 2024, the Apogee Installment Payment Agreement had no remaining balance. As part of a stock repurchase agreement in 2024, this was paid off in its entirety on April 12, 2024 (see Note 8). During years ended December 31, 2025 and 2024 the Company did not recognize any interest expense. As noted above, subsequent to April 12, 2024, Apogee is no longer a related party of the Company.

Endurance Loan (April 1, 2024)

On April 1, 2024 the Company entered into a fixed rate loan agreement (the “Endurance Loan”) with Endurance Opportunities I LLC (“Endurance Opportunities”), a related party controlled by Endurance Financial LLC (‘Endurance Financial’), which is an entity controlled by certain of the Company’s directors and members of management. Under the agreement, Endurance Opportunities loaned $1.0 million to the Company in exchange for the Endurance Loan. The Endurance Loan had a maturity date of May 1, 2029 and bore interest at 18.0%, compounded annually. Monthly payments were required under the Endurance Loan of $15 thousand through October 2024 and $19 thousand, thereafter through maturity. During the years ended December 31, 2025 and 2024, the Company incurred $103 thousand, and $107 thousand of interest expense, respectively, which is recognized in interest expense in the audited consolidated statements of operations. In connection with the Offering, the Endurance Loan was fully settled prior to December 31, 2025. As of December 31, 2024, the Endurance Loan had a balance of approximately $1 million.

Motherlode Promissory Note (April 12, 2024)

On April 12, 2024 the Company entered into a promissory note (the “Motherlode Promissory Note”) with Motherlode, LLC (“Motherlode”), where Motherlode loaned $1.0 million, to the Company in exchange for the Motherlode Promissory Note. The Motherlode Promissory Note has a maturity date of April 30, 2029 and bears interest at 6.0%, compounded annually. During the term of the Motherlode Promissory Note, the Company is to pay monthly installments of $19 thousand. During the years ended December 31, 2025 and 2024, the Company incurred $50 thousand and $42 thousand of interest expense, respectively, which is recognized in interest expense in the audited consolidated statements of operations. As of December 31, 2025 and 2024, the Motherlode Promissory Note had a balance of $0.7 million and $0.9 million, respectively. Subsequent to April 12, 2024, Motherlode is no longer a related party of the Company.

Network Service Agreements

The Company has entered into a certain network service agreement (the “Network Service Agreements” or the “NSAs”) with various customers, pursuant to which the Company will perform or has performed the design, installation, and management of a telecommunications network for the customer in financed project amounts ranging from $50 thousand to $550 thousand (the “Project Financing”). During the years ended December 31, 2025 and 2024, the Company financed $0.3 million and $1.2 million, respectively. The Company notes $0.5 million of the amount financed during 2024 relates to the sales-type lease (see Note 5). As of December 31, 2025 and 2024, the NSAs had a balance of $1.3 million and $1.3 million, respectively. As of December 31, 2025, repayments on these agreements are made monthly for $28 thousand.

As part of each Project Financing, the Company sold an undivided interest in the NSA, to Endurance Opportunities, and interest shall accrue at a rate of 16.5% per annum, with respect to any payments owed to Endurance Opportunities by the Company, or advances owed to Endurance Opportunities by the Company, not made when due. In exchange, for the financing, the Company and Endurance Opportunities have entered into various participation and agency agreements (the “Participation and Agency Agreements), whereby Endurance Opportunities is granted an undivided participation interest entitling Endurance Opportunities to receive payments in relation to each respective NSA. At any time the Participation and Agency Agreement is outstanding, the Company shall have the right to repurchase Endurance’s interest at par value, with par meaning all outstanding principal, unpaid interest, and fees. If Endurance Opportunities’ interest under these Participation and Agency Agreements remains outstanding twenty four (24) months after the service activation date under each respective NSA, Endurance Opportunities shall have the option to require repurchase by the Company of Endurance Opportunities’ interest, at par value. As a result at December 31, 2025, certain of the network financing arrangements are fully classified as current due to this provision. Interest expense related to these network service agreements are presented net of interest income received from network financing receivables, which accrues interest income at the same rate as the NSAs.

Endurance Business Loan (November 12, 2024)

On November 12, 2024, the Company entered into a fixed rate loan agreement (the “Endurance Business Loan”) with Endurance Opportunities, a related party, where Endurance Opportunities loaned $0.3 million to the Company. The Endurance Business Loan had a maturity date of May 2026 and bore interest at 16.5% per year. During the years ended December 31, 2025 and 2024, the Company incurred $34 thousand and $6 thousand of interest expense, respectively, which is recognized in interest expense in the audited consolidated statements of operations. In connection with the Offering, the Endurance Business Loan was fully settled prior to December 31, 2025. As of December 31, 2024 the Endurance Business Loan had a balance of approximately $0.3 million.

Endurance Promissory Note (March 1, 2025)

On March 1, 2025, the Company entered into a fixed rate loan agreement (the “Endurance Promissory Note”) with Endurance Financial, where Endurance Financial loaned $0.5 million to the Company. The Endurance Promissory Note had a maturity date of eighteen months and bore interest at 16.5%. Quarterly payments of interest were required with outstanding principal amount of the loan due on the maturity date. During the year ended December 31, 2025 the Company incurred $69 thousand of interest expense which is recognized in interest expense in the consolidated statements of operations. In connection with the Offering, the Endurance Promissory Note was fully settled prior to December 31, 2025.

Second Endurance Promissory Note (March 25, 2025)

On March 25, 2025, the Company entered into a fixed rate loan agreement (the “Second Endurance Promissory Note”) with Endurance Financial, where Endurance Financial loaned $0.5 million to the Company. The Second Endurance Promissory Note had a maturity date of ninety days and bore interest at 16.5%. Monthly payments of interest were required with outstanding principal amount of the loan due on the maturity date. During the year ended December 31, 2025, the Company incurred $50 thousand of interest expense, which is recognized in interest expense in the audited consolidated statements of operations. On July 7, 2025, the Second Endurance Promissory Note was modified to extend the term of the note an additional 90 days, to September 25, 2025. All other provisions of the loan remained the same. The debt modification was deemed not substantive and was accounted for as a debt modification. On September 24, 2025, the Second Endurance Promissory Note was modified to extend the term of the note to October 31, 2025. All other provisions of the previously modified loan remain the same. The debt modification was deemed not substantive and was accounted for as a debt modification. In connection with the Offering, the Second Endurance Promissory Note was fully settled prior to December 31, 2025.

As of December, 31, 2025 future minimum principal payments on all related party debt, excluding accrued interest amounts, were as follows (in thousands):

Future Minimum
Years ending December 31:	Principal Payments
2026	$535
2027	552
2028	565
2029	294
2030	50
Total future payments	$1,996